SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Licensed patents		$ 492,514
Accumulated Amortization	0	(120,994)
Balance		$ 371,520